Cash Equivalents - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Equivalents And Short Term Investments [Abstract]
Cash equivalents	$ 30,361,591	$ 13,058,092
Current annual interest rate	0.36%	1.17%